Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of major related parties relationships company

Company Name	Relationship with the Company
IS Seafood	Affiliate of Mr. Roche
Ryecor China Investment Limited ("Ryecor")	Affiliate of Mr. Roche
Acorn Composite Corporation ("Acorn Composite")	Affiliate of Mr. Roche
URBN Hotels & Resorts ("URBN Hotels")	Affiliate of Mr. Roche
Jia He Hotel	Affiliate of Mr. Roche
Cachet Hotel Group ("Cachet Hotel")	Affiliate of Mr. Roche
510 W 42nd Retail LLC ("510 W")	Affiliate of Mr. Roche
GA Homes Inc. ("GA Homes")	Affiliate of Mr. Roche

Schedule of related party transactions

	For the years ended December 31,
	2017	2018	2019
Purchase of goods and services
IS Seafood	$2,656	$495,276	$1,732,670
Cachet Hotel	$—	$—	$1,230,887

Sale of goods
URBN Hotels	$3,949	$2,577	$14,818
Jia He Hotel	$4,874	$7,937	$27,899
Cachet Hotel	$619	$—	$—

Rendering of services
Cachet Hotel	$—	$—	$114,982
IS Seafood	$—	$—	$49,278

Schedule of due from related parties

	December 31,
	2018	2019
Accounts receivable - Jia He Hotel	$5,560	$21,750
Accounts receivable - URBN Hotel	$2,605	$19,283
Accounts receivable - GA Homes	$35,837	$58,258
Accounts receivable - 510 W	$72,302	$114,397
Other receivables - Mr. Roche	$40,196	$41,795
Other receivables - CEO	$394,558	$494,511
Other receivables - IS Seafood	$—	$12,901
Other receivables - Cachet Hotel	$—	$251,859
Other receivables - GA Homes	$358,370	$358,370
Other receivables - 510 W	$723,024	$323,024
Loan receivables - Cachet Hotel	$10,050,054	$14,804,052
Advance to suppliers - IS Seafood	$596,575	$1,115,009